Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	R$ (101,857)	R$ 474,301
Operating revenues, constitution	175,359	1,297,402
Operating revenues, amortization	894,837	550,461
Financial results, updating	58,253	135,545
Statement of financial position constitution	(1,442,885)	(2,080,869)
Net sectorial financial assets and liabilities, ending	(473,045)	(101,857)
Tariff flags	(56,752)	(478,697)
Net sectorial financial assets and liabilities, beginning	(473,045)	(101,857)
Sectorial financial assets, current, beginning	190,699	383,740
Sectorial financial assets, current, ending	15,473	190,699
Other non-current financial assets, beginning	190,699	383,740
Other non-current financial assets, ending	15,473	190,699
Other current financial liabilities, beginning	(433,914)	(139,770)
Other current financial liabilities, ending	(476,103)	(433,914)
Other non-current financial liabilities, beginning	(49,341)	(153,409)
Other non-current financial liabilities, ending	(27,888)	(49,341)
Portion A [Member] | Electricity Purchased For Resale Itaipu [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	819,649	1,286,966
Operating revenues, constitution	(70,066)	344,732
Operating revenues, amortization	(702,517)	(914,566)
Financial results, updating	59,495	102,517
Rate flags
Statement of financial position constitution
Net sectorial financial assets and liabilities, ending	106,561	819,649
Net sectorial financial assets and liabilities, beginning	106,561	819,649
Portion A [Member] | C V A Energ [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(582,059)	(475,842)
Operating revenues, constitution	(444,221)	(540,360)
Operating revenues, amortization	555,568	429,160
Financial results, updating	(86,565)	(36,149)
Net sectorial financial assets and liabilities, ending	(557,165)	(582,059)
Tariff flags	112	41,132
Net sectorial financial assets and liabilities, beginning	(557,165)	(582,059)
Portion A [Member] | Charges For Using The Transmission System Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	253,766	180,521
Operating revenues, constitution	540,084	213,107
Operating revenues, amortization	(244,243)	(152,329)
Financial results, updating	51,550	12,467
Net sectorial financial assets and liabilities, ending	601,157	253,766
Net sectorial financial assets and liabilities, beginning	601,157	253,766
Portion A [Member] | Transport Of Energy Purchased From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	10,706	14,018
Operating revenues, constitution	50,824	8,125
Operating revenues, amortization	(10,188)	(11,823)
Financial results, updating	3,251	386
Net sectorial financial assets and liabilities, ending	54,593	10,706
Net sectorial financial assets and liabilities, beginning	54,593	10,706
Portion A [Member] | E S S [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	227,329	531,280
Operating revenues, constitution	271,566	417,465
Operating revenues, amortization	(323,495)	(324,194)
Financial results, updating	23,651	46,467
Net sectorial financial assets and liabilities, ending	142,484	227,329
Tariff flags	(56,567)	(443,689)
Net sectorial financial assets and liabilities, beginning	142,484	227,329
Portion A [Member] | C D E [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	200,493	(18,786)
Operating revenues, constitution	(55,037)	392,608
Operating revenues, amortization	(149,314)	(201,781)
Financial results, updating	5,138	28,452
Net sectorial financial assets and liabilities, ending	1,280	200,493
Net sectorial financial assets and liabilities, beginning	1,280	200,493
Portion A [Member] | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	42,078	10,501
Operating revenues, constitution	(32,344)	77,631
Operating revenues, amortization	(22,660)	(53,235)
Financial results, updating	(1,569)	7,181
Net sectorial financial assets and liabilities, ending	(14,495)	42,078
Net sectorial financial assets and liabilities, beginning	(14,495)	42,078
Other Financial Components [Member] | Refunds Of Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(765,573)	(337,350)
Operating revenues, amortization	1,525,351	1,164,877
Statement of financial position constitution	(1,462,673)	(1,593,100)
Net sectorial financial assets and liabilities, ending	(702,895)	(765,573)
Net sectorial financial assets and liabilities, beginning	(702,895)	(765,573)
Other Financial Components [Member] | Neutrality [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	98,598	81,177
Operating revenues, constitution	(41,000)	94,338
Operating revenues, amortization	(79,292)	(81,461)
Financial results, updating	2,072	4,544
Net sectorial financial assets and liabilities, ending	(19,622)	98,598
Net sectorial financial assets and liabilities, beginning	(19,622)	98,598
Other Financial Components [Member] | Offset Of Energy Surplus Deficit Under C C E A R Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(186)	(184)
Operating revenues, constitution		(239)
Operating revenues, amortization	186	385
Financial results, updating		(148)
Net sectorial financial assets and liabilities, ending		(186)
Net sectorial financial assets and liabilities, beginning		(186)
Other Financial Components [Member] | Hydrological Risk [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(524,806)	(604,152)
Operating revenues, constitution	(431,385)	(463,625)
Operating revenues, amortization	504,007	570,582
Financial results, updating	(23,216)	(27,611)
Net sectorial financial assets and liabilities, ending	(475,400)	(524,806)
Net sectorial financial assets and liabilities, beginning	(475,400)	(524,806)
Other Financial Components [Member] | Tariff Refunds [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(175,460)	(198,997)
Operating revenues, constitution	(92,589)	(66,898)
Operating revenues, amortization	96,560	101,685
Financial results, updating	(10,118)	(11,250)
Net sectorial financial assets and liabilities, ending	(181,607)	(175,460)
Net sectorial financial assets and liabilities, beginning	(181,607)	(175,460)
Other Financial Components [Member] | Overcontracting [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	436,324	(78,596)
Operating revenues, constitution	327,874	522,321
Operating revenues, amortization	(176,556)	53,319
Financial results, updating	46,848	15,420
Net sectorial financial assets and liabilities, ending	634,193	436,324
Tariff flags	(297)	(76,140)
Net sectorial financial assets and liabilities, beginning	634,193	436,324
Other Financial Components [Member] | Itaipu Bonus [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	4,943	(26,451)
Operating revenues, constitution	(68)	46,915
Operating revenues, amortization	(66,026)	(6,240)
Financial results, updating	(1,076)	(4,568)
Statement of financial position constitution	58,984	(4,713)
Net sectorial financial assets and liabilities, ending	(3,243)	4,943
Net sectorial financial assets and liabilities, beginning	(3,243)	4,943
Other Financial Components [Member] | Water Shortage Account [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(71,188)
Operating revenues, constitution
Operating revenues, amortization	71,188	76,949
Financial results, updating		(2,293)
Statement of financial position constitution		(145,844)
Net sectorial financial assets and liabilities, ending		(71,188)
Net sectorial financial assets and liabilities, beginning		(71,188)
Other Financial Components [Member] | C D E Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(184,100)
Operating revenues, constitution	165,167	165,214
Operating revenues, amortization	24,583
Financial results, updating	(8,336)	(13,803)
Statement of financial position constitution	(39,196)	(335,511)
Net sectorial financial assets and liabilities, ending	(41,882)	(184,100)
Net sectorial financial assets and liabilities, beginning	(41,882)	(184,100)
Other Financial Components [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	107,629	110,196
Operating revenues, constitution	(13,446)	86,068
Operating revenues, amortization	(108,315)	(100,867)
Financial results, updating	(2,872)	13,933
Statement of financial position constitution		(1,701)
Net sectorial financial assets and liabilities, ending	(17,004)	107,629
Net sectorial financial assets and liabilities, beginning	R$ (17,004)	R$ 107,629